Schedule of disaggregated information of revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total revenue	$ 3,057,323	$ 1,908,048
Property Management Service Common Area Management [Member]
Product Information [Line Items]
Total revenue	1,551,033	1,379,191
Property Management Service Security Management [Member]
Product Information [Line Items]
Total revenue	538,008	528,857
Property Management Services [Member]
Product Information [Line Items]
Total revenue	2,089,041	1,908,048
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total revenue	102,055
Wellness Therapies Service [Member]
Product Information [Line Items]
Total revenue	724,590
Licensing Service of Bioenergy Cabin [Member]
Product Information [Line Items]
Total revenue	17,145
Wellness Membership Program [Member]
Product Information [Line Items]
Total revenue	49,995
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total revenue	893,785
Others [Member]
Product Information [Line Items]
Total revenue	$ 74,497